Investment in Securities (Tables)	6 Months Ended
Sep. 30, 2018
Investments Schedule [Abstract]
Summary of Investment in Securities

Investment in securities as of March 31, 2018 consists of the following:

Millions of yen
March 31, 2018
Trading securities *	¥422,053
Available-for-sale securities	1,015,477
Held-to-maturity securities	113,891
Other securities	178,034

Total	¥1,729,455

*	The amount of assets under management of variable annuity and variable life insurance contracts included in trading securities was ¥403,797 million as of March 31, 2018.

Investment in securities as of September 30, 2018 consists of the following:

Millions of yen
September 30, 2018
Equity securities *	¥593,925
Trading debt securities	24,560
Available-for-sale debt securities	1,137,081
Held-to-maturity debt securities	114,288

Total	¥1,869,854

*

The amount of assets under management of variable annuity and variable life insurance contracts included in equity securities was ¥375,480 million as of September 30, 2018. The amount of investment funds that are accounted for under the equity method included in equity securities was ¥85,824 million as of September 30, 2018. The amount of investment funds elected for the fair value option included in equity securities was ¥5,751 million as of September 30, 2018.

Summary of Impairment and Downward or Upward Adjustment Due to Changes of Observable Price

The following table provides information about impairment and plus or minus changes resulting from observable price changes as of September 30, 2018 and for the six and three months ended September 30, 2018.

	Millions of yen
	September 30, 2018			Six months ended September 30, 2018		Three months ended September 30, 2018
	Carrying value	Accumulated impairments and downward adjustments	Accumulated upward adjustments	Impairments and downward adjustments	Upward adjustments	Impairments and downward adjustments	Upward adjustments
Equity securities measured using the measurement alternative	¥30,807	¥(1,828)	¥0	¥(151)	¥0	¥(151)	¥0

Amortized Cost Basis Amounts, Gross Unrealized Holding Gains, Gross Unrealized Holding Losses and Fair Values of Available-for-Sale Securities and Held-to-Maturity Securities in Each Major Security Type

The amortized cost basis amounts, gross unrealized holding gains, gross unrealized holding losses and fair values of available-for-sale securities and held-to-maturity securities in each major security type as of March 31, 2018 are as follows:

March 31, 2018

	Millions of yen
	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value
Available-for-sale securities:
Japanese and foreign government bond securities	¥271,866	¥11,383	¥(7,439)	¥275,810
Japanese prefectural and foreign municipal bond securities	160,549	3,247	(560)	163,236
Corporate debt securities	368,106	2,974	(4,605)	366,475
Specified bonds issued by SPEs in Japan	854	7	0	861
CMBS and RMBS in the Americas	72,793	2,543	(1,160)	74,176
Other asset-backed securities and debt securities	77,974	3,413	(66)	81,321
Equity securities	49,971	5,653	(2,026)	53,598

	1,002,113	29,220	(15,856)	1,015,477

Held-to-maturity securities:
Japanese government bond securities and other	113,891	26,933	0	140,824

	¥1,116,004	¥56,153	¥(15,856)	¥1,156,301

The amortized cost basis amounts, gross unrealized holding gains, gross unrealized holding losses and fair values of available-for-sale debt securities and held-to-maturity debt securities in each major security type as of September 30, 2018 are as follows:

September 30, 2018

	Millions of yen
	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value
Available-for-sale debt securities:
Japanese and foreign government bond securities	¥342,002	¥8,969	¥(2,487)	¥348,484
Japanese prefectural and foreign municipal bond securities	163,595	2,287	(1,029)	164,853
Corporate debt securities	470,027	2,368	(6,075)	466,320
Specified bonds issued by SPEs in Japan	757	5	0	762
CMBS and RMBS in the Americas	59,594	2,532	(1,034)	61,092
Other asset-backed securities and debt securities	93,175	2,679	(284)	95,570

	1,129,150	18,840	(10,909)	1,137,081

Held-to-maturity debt securities:
Japanese government bond securities and other	114,288	23,580	0	137,868

	¥1,243,438	¥42,420	¥(10,909)	¥1,274,949

Information about Available-for-Sale Securities with Gross Unrealized Losses and Length of Time Individual Securities Have Been in Continuous Unrealized Loss Position

The following table provides information about available-for-sale securities with gross unrealized losses and the length of time that individual securities have been in a continuous unrealized loss position as of March 31, 2018:

March 31, 2018

	Millions of yen
	Less than 12 months		12 months or more		Total
	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses
Available-for-sale securities:
Japanese and foreign government bond securities	¥72,523	¥(5,599)	¥27,458	¥(1,840)	¥99,981	¥(7,439)
Japanese prefectural and foreign municipal bond securities	17,208	(125)	19,479	(435)	36,687	(560)
Corporate debt securities	90,216	(2,011)	89,573	(2,594)	179,789	(4,605)
CMBS and RMBS in the Americas	12,798	(359)	7,065	(801)	19,863	(1,160)
Other asset-backed securities and debt securities	4,623	(56)	774	(10)	5,397	(66)
Equity securities	6,505	(247)	6,914	(1,779)	13,419	(2,026)

	¥203,873	¥(8,397)	¥151,263	¥(7,459)	¥355,136	¥(15,856)

The following table provides information about available-for-sale debt securities with gross unrealized losses and the length of time that individual securities have been in a continuous unrealized loss position as of September 30, 2018:

September 30, 2018

	Millions of yen
	Less than 12 months		12 months or more		Total
	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses
Available-for-sale debt securities:
Japanese and foreign government bond securities	¥95,124	¥(1,259)	¥69,241	¥(1,228)	¥164,365	¥(2,487)
Japanese prefectural and foreign municipal bond securities	54,085	(445)	19,373	(584)	73,458	(1,029)
Corporate debt securities	198,506	(2,572)	112,777	(3,503)	311,283	(6,075)
CMBS and RMBS in the Americas	648	(47)	6,169	(987)	6,817	(1,034)
Other asset-backed securities and debt securities	21,803	(248)	1,031	(36)	22,834	(284)

	¥370,166	¥(4,571)	¥208,591	¥(6,338)	¥578,757	¥(10,909)

Total Other-Than-Temporary Impairment with Offset for Amount of Total Other-Than-Temporary Impairment Recognized in Other Comprehensive Income

The total other-than-temporary impairment with an offset for the amount of the total other-than-temporary impairment recognized in other comprehensive income (loss) for the six months ended September 30, 2017 and 2018 are as follows:

	Millions of yen
	Six months ended September 30, 2017	Six months ended September 30, 2018
Total other-than-temporary impairment losses	¥423	¥693
Portion of loss recognized in other comprehensive income (before taxes)	0	(136)

Net impairment losses recognized in earnings	¥423	¥557

The total other-than-temporary impairment with an offset for the amount of the total other-than-temporary impairment recognized in other comprehensive income (loss) for the three months ended September 30, 2017 and 2018 are as follows:

	Millions of yen
	Three months ended September 30, 2017	Three months ended September 30, 2018
Total other-than-temporary impairment losses	¥243	¥693
Portion of loss recognized in other comprehensive income (before taxes)	0	(136)

Net impairment losses recognized in earnings	¥243	¥557

Roll-Forwards of Amount Related to Credit Losses on Other-Than-Temporarily Impaired Debt Securities Recognized in Earnings

Roll-forwards of the amount related to credit losses on other-than-temporarily impaired debt securities recognized in earnings for the six months ended September 30, 2017 and 2018 are as follows:

	Millions of yen
	Six months ended September 30, 2017	Six months ended September 30, 2018
Beginning	¥1,220	¥1,021
Addition during the period:
Credit loss for which an other-than-temporary impairment was not previously recognized	0	551
Reduction during the period:
For securities sold or redeemed	0	(22)

Ending	¥1,220	¥1,550

Roll-forwards of the amount related to credit losses on other-than-temporarily impaired debt securities recognized in earnings for the three months ended September 30, 2017 and 2018 are as follows:

	Millions of yen
	Three months ended September 30, 2017	Three months ended September 30, 2018
Beginning	¥1,220	¥999
Addition during the period:
Credit loss for which an other-than-temporary impairment was not previously recognized	0	551

Ending	¥1,220	¥1,550